ORDINARY SHARES	12 Months Ended
Dec. 31, 2013
ORDINARY SHARES
ORDINARY SHARES

12.                               ORDINARY SHARES

In 2011 and 2013, the Company issued 1,300,000 and 3,427,854 ordinary shares, respectively, to its depositary bank for future exercise of share options and vesting of nonvested shares, which are not considered as outstanding shares until they are delivered to the employees upon exercise of vested stock options or vesting of nonvested shares. Out of these 4,727,854 shares issued to its depositary bank, 3,460,998 and 1,187,376 shares had been issued to the employees upon exercise of their share options and vesting of nonvested shares as of December 31, 2013, respectively. 79,480 shares remain available for future option exercise or nonvested shares vesting, which were not considered as outstanding shares as of December 31, 2013, and therefore were excluded from the computation of earnings per share.

In September 2011, the board of directors approved a shares repurchase program to repurchase up to $30,000 of its outstanding ADSs (“ADSs” refers to the Company’s American depositary shares, each of which represents two ordinary shares).  The Company engaged an independent investment bank to act as a broker-dealer in connection with such repurchases. 5,210,168 and 4,155,864 ordinary shares were repurchased from existing shareholders at an average price of $1.70 and $1.75 per share for the years ended December 31, 2011 and 2012, respectively. No ordinary share was repurchased during the year ended December 31, 2013. The repurchased shares were accounted for as treasury stock and recorded at an aggregate cost of $16,124.